Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Schedule of Repayments on Bank Borrowings

Subsequent repayments on bank borrowings consisted of the following:

Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount-USD
Zheshang Bank of China	Huada	2.50%	2025/7/23	Yongjun Liu, Yin Liu	50,000	69,797
Bank of Communications	Huada	2.50%	2025/7/4	Yin Liu	4,000,000	558,378
Agricultural Bank of China	Huadong	2.40%	2025/7/11	Buildings	5,000,000	697,973
Total					9,050,000	1,326,148